FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Notional amount of open forward contracts	$ 0	$ 3,345
Notional amount of open call options	8,458
Notional amount of open put options	$ 8,858